FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
ASC 820-10 Fair Value Measurement, defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Among other things, the standard requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Under ASC 820-10, the probability of default of a counterparty is factored into the valuation of derivative and other positions as well as the impact of Citigroup’s own credit risk on derivatives and other liabilities measured at fair value.

Fair Value Hierarchy
ASC 820-10 specifies a hierarchy of inputs based on whether the inputs are observable or unobservable. Observable inputs are developed using market data and reflect market participant assumptions, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs have created the following fair value hierarchy:

•	Level 1: Quoted prices for identical instruments in active markets.

•
Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

As required under the fair value hierarchy, the Company considers relevant and observable market inputs in its valuations where possible. The frequency of transactions, the size of the bid-ask spread and the amount of adjustment necessary when comparing similar transactions are all factors in determining the liquidity of markets and the relevance of observed prices in those markets.
The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the end of the reporting period.

Determination of Fair Value
For assets and liabilities carried at fair value, the Company measures fair value using the procedures set out below, irrespective of whether the assets and liabilities are measured at fair value as a result of an election or whether they are required to be measured at fair value.
When available, the Company uses quoted market prices to determine fair value and classifies such items as Level 1. In some cases where a market price is available, the Company will make use of acceptable practical expedients (such as matrix pricing) to calculate fair value, in which case the items are classified as Level 2.
The Company may also apply a price-based methodology, which utilizes, where available, quoted prices or other market information obtained from recent trading activity in positions with the same or similar characteristics to the position being valued. The market activity and the amount of the bid-ask spread are among the factors considered in determining the liquidity of markets and the observability of prices from those markets. If relevant and observable prices are available, those valuations may be classified as Level 2. When less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate the valuation, the “price” inputs are considered unobservable and the fair value measurements are classified as Level 3.
If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based parameters, such as interest rates, currency rates and option volatilities. Items valued using such internally generated valuation techniques are classified according to the lowest level input or value driver that is significant to the valuation. Thus, an item may be classified as Level 3 even though there may be some significant inputs that are readily observable.
Fair value estimates from internal valuation techniques are verified, where possible, to prices obtained from independent vendors or brokers. Vendors’ and brokers’ valuations may be based on a variety of inputs ranging from observed prices to proprietary valuation models.
The following section describes the valuation methodologies used by the Company to measure various financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified. Where appropriate, the description includes details of the valuation models, the key inputs to those models and any significant assumptions.

Market Valuation Adjustments
Generally, the unit of account for a financial instrument is the individual financial instrument. The Company applies market valuation adjustments that are consistent with the unit of account, which does not include adjustment due to the size of the Company’s position, except as follows. ASC 820-10 permits an exception, through an accounting policy election, to measure the fair value of a portfolio of financial assets and financial liabilities on the basis of the net open risk position when certain criteria are met. Citi has elected to measure certain portfolios of financial instruments, such as derivatives, that meet those criteria on the basis of the net open risk position. The Company applies market valuation adjustments, including adjustments to account for the size of the net open risk position, consistent with market participant assumptions and in accordance with the unit of account.
Liquidity adjustments are applied to items in Level 2 or Level 3 of the fair-value hierarchy in an effort to ensure that the fair value reflects the price at which the net open risk position could be liquidated. The liquidity adjustment is based on the bid/offer spread for an instrument. When Citi has elected to measure certain portfolios of financial investments, such as derivatives, on the basis of the net open risk position, the liquidity adjustment may be adjusted to take into account the size of the position.
Credit valuation adjustments (CVA) and funding valuation adjustments (FVA) are applied to over-the-counter (OTC) derivative instruments in which the base valuation generally discounts expected cash flows using the relevant base interest rate curve for the currency of the derivative (e.g., LIBOR for uncollateralized U.S.-dollar derivatives). As not all counterparties have the same credit risk as that implied by the relevant base curve, a CVA is necessary to incorporate the market view of both counterparty credit risk and Citi’s own credit risk in the valuation. FVA reflects a market funding risk premium inherent in the uncollateralized portion of derivative portfolios and in collateralized derivatives where the terms of the agreement do not permit the reuse of the collateral received.
Citi’s CVA and FVA methodology consists of two steps.

•
First, the exposure profile for each counterparty is determined using the terms of all individual derivative positions and a Monte Carlo simulation or other quantitative analysis to generate a series of expected cash flows at future points in time. The calculation of this exposure profile considers the effect of credit risk mitigants and sources of funding, including pledged cash or other collateral and any legal right of offset that exists with a counterparty through arrangements such as netting agreements. Individual derivative contracts that are subject to an enforceable master netting agreement with a counterparty are aggregated as a netting set for this purpose, since it is those aggregate net cash flows that are subject to nonperformance risk. This process identifies specific, point-in-time future cash flows that are subject to nonperformance risk and unsecured funding, rather than using the current recognized net asset or liability as a basis to measure the CVA and FVA.

•
Second, for CVA, market-based views of default probabilities derived from observed credit spreads in the credit default swap (CDS) market are applied to the expected future cash flows determined in step one. Citi’s own-credit CVA is determined using Citi-specific CDS spreads for the relevant tenor. Generally, counterparty CVA is determined using CDS spread indices for each credit rating and tenor. For certain identified netting sets where individual analysis is practicable (e.g., exposures to counterparties with liquid CDSs), counterparty-specific CDS spreads are used. For FVA, a term structure of future liquidity spreads is applied to the expected future funding requirement.

The CVA and FVA are designed to incorporate a market view of the credit and funding risk, respectively, inherent in the derivative portfolio. However, most unsecured derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually or, if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Thus, the CVA and FVA may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of these adjustments may be reversed or otherwise adjusted in future periods in the event of changes in the credit or funding risk associated with the derivative instruments.
The table below summarizes the CVA and FVA applied to the fair value of derivative instruments at December 31, 2016 and 2015:

	Credit and funding valuation adjustments contra-liability (contra-asset)
In millions of dollars	December 31, 2016	December 31, 2015
Counterparty CVA	$(1,488)	$(1,470)
Asset FVA	(536)	(584)
Citigroup (own-credit) CVA	459	471
Liability FVA	62	106
Total CVA—derivative instruments(1)	$(1,503)	$(1,477)

(1)	FVA is included with CVA for presentation purposes.

The table below summarizes pretax gains (losses) related to changes in CVA on derivative instruments, net of hedges, FVA on derivatives and debt valuation adjustments (DVA) on Citi’s own fair value option (FVO) liabilities for the years indicated:

	Credit/funding/debt valuation adjustments gain (loss)
In millions of dollars	2016	2015	2014
Counterparty CVA	$157	$(115)	$(43)
Asset FVA	47	(66)	(518)
Own-credit CVA	17	(28)	(65)
Liability FVA	(44)	97	19
Total CVA—derivative instruments	$177	$(112)	$(607)
DVA related to own FVO liabilities(1)	$(538)	$367	$217
Total CVA and DVA(2)	$(361)	$255	$(390)

(1)
Effective January 1, 2016, Citigroup early adopted on a prospective basis only the provisions of ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, related to the presentation of DVA on fair value option liabilities. Accordingly, beginning in the first quarter 2016, the portion of the change in fair value of these liabilities related to changes in Citigroup’s own credit spreads (DVA) is reflected as a component of AOCI; previously these amounts were recognized in Citigroup’s revenues and net income. DVA amounts in AOCI will be recognized in revenue and net income if realized upon the settlement of the related liability

(2)	FVA is included with CVA for presentation purposes.

Valuation Process for Fair Value Measurements
Price verification procedures and related internal control procedures are governed by the Citigroup Pricing and Price Verification Policy and Standards, which is jointly owned by Finance and Risk Management.
For fair value measurements of substantially all assets and liabilities held by the Company, individual business units are responsible for valuing the trading account assets and liabilities, and Product Control within Finance performs independent price verification procedures to evaluate those fair value measurements. Product Control is independent of the individual business units and reports to the Global Head of Product Control. It has authority over the valuation of financial assets and liabilities. Fair value measurements of assets and liabilities are determined using various techniques, including, but not limited to, discounted cash flows and internal models, such as option and correlation models.
Based on the observability of inputs used, Product Control classifies the inventory as Level 1, Level 2 or Level 3 of the fair value hierarchy. When a position involves one or more significant inputs that are not directly observable, price verification procedures are performed that may include reviewing relevant historical data, analyzing profit and loss, valuing each component of a structured trade individually, and benchmarking, among others.
Reports of inventory that is classified within Level 3 of the fair value hierarchy are distributed to senior management in Finance, Risk and the business. This inventory is also discussed in Risk Committees and in monthly meetings with senior trading management. As deemed necessary, reports may go to the Audit Committee of the Board of Directors or to the full Board of Directors. Whenever an adjustment is needed to bring the price of an asset or liability to its exit price, Product Control reports it to management along with other price verification results.
In addition, the pricing models used in measuring fair value are governed by an independent control framework. Although the models are developed and tested by the individual business units, they are independently validated by the Model Validation Group within Risk Management and reviewed by Finance with respect to their impact on the price verification procedures. The purpose of this independent control framework is to assess model risk arising from models’ theoretical soundness, calibration techniques where needed, and the appropriateness of the model for a specific product in a defined market. To ensure their continued applicability, models are independently reviewed annually. In addition, Risk Management approves and maintains a list of products permitted to be valued under each approved model for a given business.

Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase
No quoted prices exist for these instruments, so fair value is determined using a discounted cash-flow technique. Cash flows are estimated based on the terms of the contract, taking into account any embedded derivative or other features. These cash flows are discounted using interest rates appropriate to the maturity of the instrument as well as the nature of the underlying collateral. Generally, when such instruments are recorded at fair value, they are classified within Level 2 of the fair value hierarchy, as the inputs used in the valuation are readily observable. However, certain long-dated positions are classified within Level 3 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Securities and Trading Loans
When available, the Company uses quoted market prices in active markets to determine the fair value of trading securities; such items are classified as Level 1 of the fair value hierarchy. Examples include government securities and exchange-traded equity securities.
For bonds and secondary market loans traded over the counter, the Company generally determines fair value utilizing valuation techniques, including discounted cash flows, price-based and internal models, such as Black-Scholes and Monte Carlo simulation. Fair value estimates from these internal valuation techniques are verified, where possible, to prices obtained from independent sources, including third-party vendors. Vendors compile prices from various sources and may apply matrix pricing for similar bonds or loans where no price is observable. A price-based methodology utilizes, where available, quoted prices or other market information obtained from recent trading activity of assets with similar characteristics to the bond or loan being valued. The yields used in discounted cash flow models are derived from the same price information. Trading securities and loans priced using such methods are generally classified as Level 2. However, when less liquidity exists for a security or loan, a quoted price is stale, a significant adjustment to the price of a similar security or loan is necessary to reflect differences in the terms of the actual security or loan being valued, or prices from independent sources are insufficient to corroborate valuation, a loan or security is generally classified as Level 3. The price input used in a price-based methodology may be zero for a security, such as a subprime CDO, that is not receiving any principal or interest and is currently written down to zero.
When the Company’s principal market for a portfolio of loans is the securitization market, the Company uses the securitization price to determine the fair value of the portfolio. The securitization price is determined from the assumed proceeds of a hypothetical securitization in the current market, adjusted for transformation costs (i.e., direct costs other than transaction costs) and securitization uncertainties such as market conditions and liquidity. As a result of the severe reduction in the level of activity in certain securitization markets since the second half of 2007, observable securitization prices for certain directly comparable portfolios of loans have not been readily available. Therefore, such portfolios of loans are generally classified as Level 3 of the fair value hierarchy. However, for other loan securitization markets, such as commercial real estate loans, price verification of the hypothetical securitizations has been possible, since these markets have remained active. Accordingly, this loan portfolio is classified as Level 2 of the fair value hierarchy.
For most of the lending and structured direct subprime exposures, fair value is determined utilizing observable transactions where available, other market data for similar assets in markets that are not active and other internal valuation techniques. The valuation of certain asset-backed security (ABS) CDO positions utilizes prices based on the underlying assets of the ABS CDO.

Trading Account Assets and Liabilities—Derivatives
Exchange-traded derivatives, measured at fair value using quoted (i.e., exchange) prices in active markets, where available, are classified as Level 1 of the fair value hierarchy.
Derivatives without a quoted price in an active market and derivatives executed over the counter are valued using internal valuation techniques. These derivative instruments are classified as either Level 2 or Level 3 depending upon the observability of the significant inputs to the model.
The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. The principal techniques used to value these instruments are discounted cash flows and internal models, including Black-Scholes and Monte Carlo simulation.
The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, volatilities and correlation. The Company uses overnight indexed swap (OIS) curves as fair value measurement inputs for the valuation of certain collateralized derivatives. Citi uses the relevant benchmark curve for the currency of the derivative (e.g., the London Interbank Offered Rate for U.S. dollar derivatives) as the discount rate for uncollateralized derivatives.
As referenced above, during the third quarter of 2015, Citi incorporated FVA into the fair value measurements due to what it believes to be an industry migration toward incorporating the market’s view of funding risk premium in OTC derivatives. The charge incurred in connection with the implementation of FVA was reflected in Principal transactions as a change in accounting estimate. Citi’s FVA methodology leverages the existing CVA methodology to estimate a funding exposure profile. The calculation of this exposure profile considers collateral agreements where the terms do not permit the Company to reuse the collateral received, including where counterparties post collateral to third-party custodians.

Investments
The investments category includes available-for-sale debt and marketable equity securities whose fair values are generally determined by utilizing similar procedures described for trading securities above or, in some cases, using vendor pricing as the primary source.
Also included in investments are nonpublic investments in private equity and real estate entities. Determining the fair value of nonpublic securities involves a significant degree of management judgment, as no quoted prices exist and such securities are generally thinly traded. In addition, there may be transfer restrictions on private equity securities. The Company’s process for determining the fair value of such securities utilizes commonly accepted valuation techniques, including comparables analysis. In determining the fair value of nonpublic securities, the Company also considers events such as a proposed sale of the investee company, initial public offerings, equity issuances or other observable transactions.
Private equity securities are generally classified as Level 3 of the fair value hierarchy.
In addition, the Company holds investments in certain alternative investment funds that calculate NAV per share, including hedge funds, private equity funds and real estate funds. Investments in funds are generally classified as non-marketable equity securities carried at fair value. The fair values of these investments are estimated using the NAV per share of the Company’s ownership interest in the funds where it is not probable that the investment will be realized at a price other than the NAV. Consistent with the provisions of ASU No. 2015-07 these investments have not been categorized within the fair value hierarchy and are not included in the tables below. See Note 13 to the Consolidated Financial Statements for additional information.

Short-Term Borrowings and Long-Term Debt
Where fair value accounting has been elected, the fair value of non-structured liabilities is determined by utilizing internal models using the appropriate discount rate for the applicable maturity. Such instruments are generally classified as Level 2 of the fair value hierarchy when all significant inputs are readily observable.
The Company determines the fair value of hybrid financial instruments, including structured liabilities, using the appropriate derivative valuation methodology (described above in “Trading Account Assets and Liabilities—Derivatives”) given the nature of the embedded risk profile. Such instruments are classified as Level 2 or Level 3 depending on the observability of significant inputs to the model.
Items Measured at Fair Value on a Recurring Basis
The following tables present for each of the fair value hierarchy levels the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2016 and December 31, 2015. The Company may hedge positions that have been classified in the Level 3 category with other financial instruments (hedging instruments) that may be classified as Level 3, but also with financial instruments classified as Level 1 or Level 2 of the fair value hierarchy. The effects of these hedges are presented gross in the following tables:

Fair Value Levels

In millions of dollars at December 31, 2016	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$172,394	$1,496	$173,890	$(40,686)	$133,204
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	22,718	176	22,894	—	22,894
Residential	—	291	399	690	—	690
Commercial	—	1,000	206	1,206	—	1,206
Total trading mortgage-backed securities	$—	$24,009	$781	$24,790	$—	$24,790
U.S. Treasury and federal agency securities	$17,756	$3,423	$1	$21,180	$—	$21,180
State and municipal	—	3,780	296	4,076	—	4,076
Foreign government	36,852	12,804	40	49,696	—	49,696
Corporate	424	14,199	324	14,947	—	14,947
Equity securities	45,331	4,985	127	50,443	—	50,443
Asset-backed securities	—	892	1,868	2,760	—	2,760
Other trading assets(3)	2	9,464	2,814	12,280	—	12,280
Total trading non-derivative assets	$100,365	$73,556	$6,251	$180,172	$—	$180,172
Trading derivatives
Interest rate contracts	$105	$366,995	$2,225	$369,325
Foreign exchange contracts	53	184,776	833	185,662
Equity contracts	2,306	21,209	595	24,110
Commodity contracts	261	12,999	505	13,765
Credit derivatives	—	23,021	1,594	24,615
Total trading derivatives	$2,725	$609,000	$5,752	$617,477
Cash collateral paid(4)				$11,188
Netting agreements					$(519,000)
Netting of cash collateral received					(45,912)
Total trading derivatives	$2,725	$609,000	$5,752	$628,665	$(564,912)	$63,753
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$38,304	$101	$38,405	$—	$38,405
Residential	—	3,860	50	3,910	—	3,910
Commercial	—	358	—	358	—	358
Total investment mortgage-backed securities	$—	$42,522	$151	$42,673	$—	$42,673
U.S. Treasury and federal agency securities	$112,916	$10,753	$2	$123,671	$—	$123,671
State and municipal	—	8,909	1,211	10,120	—	10,120
Foreign government	54,028	43,934	186	98,148	—	98,148
Corporate	3,215	13,598	311	17,124	—	17,124
Equity securities	336	46	9	391	—	391
Asset-backed securities	—	6,134	660	6,794	—	6,794
Other debt securities	—	503	—	503	—	503
Non-marketable equity securities(5)	—	35	1,331	1,366	—	1,366
Total investments	$170,495	$126,434	$3,861	$300,790	$—	$300,790

In millions of dollars at December 31, 2016	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans	$—	$2,918	$568	$3,486	$—	$3,486
Mortgage servicing rights	—	—	1,564	1,564	—	1,564
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$9,300	$7,732	$34	$17,066
Cash collateral paid(6)				8
Netting of cash collateral received					$(1,345)
Non-trading derivatives and other financial assets measured on a recurring basis	$9,300	$7,732	$34	$17,074	$(1,345)	$15,729
Total assets	$282,885	$992,034	$19,526	$1,305,641	$(606,943)	$698,698
Total as a percentage of gross assets(7)	21.9%	76.6%	1.5%
Liabilities
Interest-bearing deposits	$—	$919	$293	$1,212	$—	$1,212
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	73,500	849	74,349	(40,686)	33,663
Trading account liabilities
Securities sold, not yet purchased	$73,782	$5,831	$1,177	$80,790	$—	$80,790
Other trading liabilities	—	1,827	1	1,828	—	1,828
Total trading liabilities	$73,782	$7,658	$1,178	$82,618	$—	$82,618
Trading derivatives
Interest rate contracts	$107	$351,766	$2,888	$354,761
Foreign exchange contracts	13	187,328	420	187,761
Equity contracts	2,245	22,119	2,152	26,516
Commodity contracts	196	12,386	2,450	15,032
Credit derivatives	—	22,842	2,595	25,437
Total trading derivatives	$2,561	$596,441	$10,505	$609,507
Cash collateral received(8)				$15,731
Netting agreements					$(519,000)
Netting of cash collateral paid					(49,811)
Total trading derivatives	$2,561	$596,441	$10,505	$625,238	$(568,811)	$56,427
Short-term borrowings	$—	$2,658	$42	$2,700	$—	$2,700
Long-term debt	—	16,510	9,744	26,254	—	26,254
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$9,300	$1,540	$8	$10,848
Cash collateral received(9)				1
Netting of cash collateral paid					$(53)
Total non-trading derivatives and other financial liabilities measured on a recurring basis	$9,300	$1,540	$8	$10,849	$(53)	$10,796
Total liabilities	$85,643	$699,226	$22,619	$823,220	$(609,550)	$213,670
Total as a percentage of gross liabilities(7)	10.6%	86.6%	2.8%

(1)
In 2016, the Company transferred assets of approximately $2.6 billion from Level 1 to Level 2, respectively, primarily related to foreign government securities and equity securities not traded in active markets. In 2016, the Company transferred assets of approximately $4.0 billion from Level 2 to Level 1, respectively, primarily related to foreign government bonds and equity securities traded with sufficient frequency to constitute a liquid market. In 2016, the Company transferred liabilities of approximately $0.4 billion from Level 2 to Level 1. In 2016, the Company transferred liabilities of approximately $0.3 billion from Level 1 to Level 2.

(2)
Represents netting of (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)
Includes positions related to investments in unallocated precious metals, as discussed in Note 25 to the Consolidated Financial Statements. Also includes physical commodities accounted for at the lower of cost or fair value and unfunded credit products.

(4)	Reflects the net amount of $60,999 million of gross cash collateral paid, of which $49,811 million was used to offset trading derivative liabilities.

(5)
Amounts exclude $0.4 billion investments measured at Net Asset Value (NAV) in accordance with ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

(6)	Reflects the net amount of $61 million of gross cash collateral paid, of which $53 million was used to offset non-trading derivative liabilities.

(7)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(8)	Reflects the net amount of $61,643 million of gross cash collateral received, of which $45,912 million was used to offset trading derivative assets.

(9)	Reflects the net amount of $1,346 million of gross cash collateral received, of which $1,345 million was used to offset non-trading derivatives.

Fair Value Levels

In millions of dollars at December 31, 2015	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$—	$177,538	$1,337	$178,875	$(40,911)	$137,964
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	—	24,023	744	24,767	—	24,767
Residential	—	1,059	1,326	2,385	—	2,385
Commercial	—	2,338	517	2,855	—	2,855
Total trading mortgage-backed securities	$—	$27,420	$2,587	$30,007	$—	$30,007
U.S. Treasury and federal agency securities	$14,208	$3,587	$1	$17,796	$—	$17,796
State and municipal	—	2,345	351	2,696	—	2,696
Foreign government	35,715	20,555	197	56,467	—	56,467
Corporate	302	13,901	376	14,579	—	14,579
Equity securities	41,688	2,382	3,684	47,754	—	47,754
Asset-backed securities	—	1,217	2,739	3,956	—	3,956
Other trading assets(9)	—	9,293	2,483	11,776	—	11,776
Total trading non-derivative assets	$91,913	$80,700	$12,418	$185,031	$—	$185,031
Trading derivatives
Interest rate contracts	$9	$412,802	$2,083	$414,894
Foreign exchange contracts	5	128,189	1,123	129,317
Equity contracts	2,422	17,866	1,597	21,885
Commodity contracts	204	16,706	1,100	18,010
Credit derivatives	—	31,082	3,793	34,875
Total trading derivatives	$2,640	$606,645	$9,696	$618,981
Cash collateral paid(3)				$4,911
Netting agreements					$(524,481)
Netting of cash collateral received					(43,227)
Total trading derivatives	$2,640	$606,645	$9,696	$623,892	$(567,708)	$56,184
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$—	$39,575	$139	$39,714	$—	$39,714
Residential	—	5,982	4	5,986	—	5,986
Commercial	—	569	2	571	—	571
Total investment mortgage-backed securities	$—	$46,126	$145	$46,271	$—	$46,271
U.S. Treasury and federal agency securities	$111,536	$11,375	$4	$122,915	$—	$122,915
State and municipal	—	9,267	2,192	11,459	—	11,459
Foreign government	42,073	46,341	260	88,674	—	88,674
Corporate	3,605	15,122	603	19,330	—	19,330
Equity securities	430	71	124	625	—	625
Asset-backed securities	—	8,578	596	9,174	—	9,174
Other debt securities	—	688	—	688	—	688
Non-marketable equity securities(4)	—	58	1,135	1,193	—	1,193
Total investments	$157,644	$137,626	$5,059	$300,329	$—	$300,329

In millions of dollars at December 31, 2015	Level 1(1)	Level 2(1)	Level 3	Gross inventory	Netting(2)	Net balance
Loans	$—	$2,839	$2,166	$5,005	$—	$5,005
Mortgage servicing rights	—	—	1,781	1,781	—	1,781
Non-trading derivatives and other financial assets measured on a recurring basis, gross	$8,741	$7,882	$180	$16,803
Cash collateral paid(5)				8
Netting of cash collateral received					$(1,949)
Non-trading derivatives and other financial assets measured on a recurring basis	$8,741	$7,882	$180	$16,811	$(1,949)	$14,862
Total assets	$260,938	$1,013,230	$32,637	$1,311,724	$(610,568)	$701,156
Total as a percentage of gross assets(6)	20.0%	77.5%	2.5%
Liabilities
Interest-bearing deposits	$—	$1,156	$434	$1,590	$—	$1,590
Federal funds purchased and securities loaned or sold under agreements to repurchase	—	76,507	1,247	77,754	(40,911)	36,843
Trading account liabilities
Securities sold, not yet purchased	48,452	9,176	199	57,827	—	57,827
Other trading liabilities	—	2,093	—	2,093	—	2,093
Total trading liabilities	$48,452	$11,269	$199	$59,920	$—	$59,920
Trading account derivatives
Interest rate contracts	$5	$393,321	$2,578	$395,904
Foreign exchange contracts	6	133,404	503	133,913
Equity contracts	2,244	21,875	2,397	26,516
Commodity contracts	263	17,329	2,961	20,553
Credit derivatives	—	30,682	3,486	34,168
Total trading derivatives	$2,518	$596,611	$11,925	$611,054
Cash collateral received(7)				$13,628
Netting agreements					$(524,481)
Netting of cash collateral paid					(42,609)
Total trading derivatives	$2,518	$596,611	$11,925	$624,682	$(567,090)	$57,592
Short-term borrowings	$—	$1,198	$9	$1,207	$—	$1,207
Long-term debt	—	17,750	7,543	25,293	—	25,293
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	$8,741	$1,626	$14	$10,381
Cash collateral received(8)				37
Netting of cash collateral paid					$(53)
Non-trading derivatives and other financial liabilities measured on a recurring basis	$8,741	$1,626	$14	$10,418	$(53)	$10,365
Total liabilities	$59,711	$706,117	$21,371	$800,864	$(608,054)	$192,810
Total as a percentage of gross liabilities(6)	7.6%	89.7%	2.7%

(1)
In 2015, the Company transferred assets of approximately $3.3 billion from Level 1 to Level 2, respectively, primarily related to foreign government securities and equity securities not traded in active markets. In 2015, the Company transferred assets of approximately $4.4 billion from Level 2 to Level 1, respectively, primarily related to foreign government bonds and equity securities traded with sufficient frequency to constitute a liquid market. In 2015, the Company transferred liabilities of approximately $0.6 billion from Level 2 to Level 1. In 2015, the Company transferred liabilities of approximately $0.4 billion from Level 1 to Level 2.

(2)
Represents netting of (i) the amounts due under securities purchased under agreements to resell and the amounts owed under securities sold under agreements to repurchase; and (ii) derivative exposures covered by a qualifying master netting agreement and cash collateral offsetting.

(3)	Reflects the net amount of $47,520 million of gross cash collateral paid, of which $42,609 million was used to offset trading derivative liabilities.

(4)
Amounts exclude $0.9 billion investments measured at Net Asset Value (NAV) in accordance with ASU No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

(5)	Reflects the net amount of $61 million of gross cash collateral paid, of which $53 million was used to offset non-trading derivative liabilities.

(6)
Because the amount of the cash collateral paid/received has not been allocated to the Level 1, 2 and 3 subtotals, these percentages are calculated based on total assets and liabilities measured at fair value on a recurring basis, excluding the cash collateral paid/received on derivatives.

(7)	Reflects the net amount of $56,855 million of gross cash collateral received, of which $43,227 million was used to offset trading derivative assets.

(8)	Reflects the net amount of $1,986 million of gross cash collateral received, of which $1,949 million was used to offset non-trading derivative assets.

(9)
Includes positions related to investments in unallocated precious metals, as discussed in Note 25 to the Consolidated Financial Statements. Also includes physical commodities accounted for at the lower of cost or fair value and unfunded credit products.

Changes in Level 3 Fair Value Category
The following tables present the changes in the Level 3 fair value category for the years ended December 31, 2016 and 2015. The gains and losses presented below include changes in the fair value related to both observable and unobservable inputs.
The Company often hedges positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables below do not reflect the effect of offsetting losses and gains on hedging instruments that may be classified in the Level 1 and Level 2 categories. In addition, the Company hedges items classified in the Level 3 category with instruments also classified in Level 3 of the fair value hierarchy. The hedged items and related hedges are presented gross in the following tables:

Level 3 Fair Value Rollforward

		Net realized/unrealized gains (losses) included in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2015	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2016
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$1,337	$(20)	$—	$—	$(28)	$758	$—	$—	$(551)	$1,496	$(16)
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	744	6	—	510	(1,087)	941	—	(961)	23	176	(7)
Residential	1,326	104	—	189	(162)	324	—	(1,376)	(6)	399	26
Commercial	517	(1)	—	193	(234)	759	—	(1,028)	—	206	(27)
Total trading mortgage-backed securities	$2,587	$109	$—	$892	$(1,483)	$2,024	$—	$(3,365)	$17	$781	$(8)
U.S. Treasury and federal agency securities	$1	$—	$—	$2	$—	$—	$—	$(2)	$—	$1	$—
State and municipal	351	23	—	195	(256)	322	—	(339)	—	296	(88)
Foreign government	197	(9)	—	21	(49)	115	—	(235)	—	40	(16)
Corporate	376	330	—	171	(132)	867	—	(1,295)	7	324	69
Equity securities	3,684	(527)	—	279	(4,057)	955	(11)	(196)	—	127	(457)
Asset-backed securities	2,739	53	—	205	(360)	2,199	—	(2,965)	(3)	1,868	(46)
Other trading assets	2,483	(58)	—	2,070	(2,708)	2,894	19	(1,838)	(48)	2,814	(101)
Total trading non-derivative assets	$12,418	$(79)	$—	$3,835	$(9,045)	$9,376	$8	$(10,235)	$(27)	$6,251	$(647)
Trading derivatives, net(4)
Interest rate contracts	$(495)	$(146)	$—	$301	$(239)	$163	$(18)	$(142)	$(87)	$(663)	$26
Foreign exchange contracts	620	(276)	—	75	(106)	200	—	(181)	81	413	23
Equity contracts	(800)	(89)	—	63	(772)	92	38	(128)	39	(1,557)	(33)
Commodity contracts	(1,861)	(352)	—	(425)	(39)	357	—	(347)	722	(1,945)	(164)
Credit derivatives	307	(1,970)	—	8	(29)	37	—	(34)	680	(1,001)	(1,854)
Total trading derivatives, net(4)	$(2,229)	$(2,833)	$—	$22	$(1,185)	$849	$20	$(832)	$1,435	$(4,753)	$(2,002)

		Net realized/unrealized gains (losses) included in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2015	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2016
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$139	$—	$(26)	$25	$(72)	$45	$—	$(9)	$(1)	$101	$54
Residential	4	—	3	49	—	26	—	(32)	—	50	2
Commercial	2	—	(1)	6	(7)	—	—	—	—	—	—
Total investment mortgage-backed securities	$145	$—	$(24)	$80	$(79)	$71	$—	$(41)	$(1)	$151	$56
U.S. Treasury and federal agency securities	$4	$—	$—	$—	$—	$—	$—	$(2)	$—	$2	$—
State and municipal	2,192	—	39	467	(1,598)	351	—	(240)	—	1,211	23
Foreign government	260	—	10	38	(39)	259	—	(339)	(3)	186	(104)
Corporate	603	—	77	11	(240)	693	—	(468)	(365)	311	—
Equity securities	124	—	10	5	(5)	1	—	(131)	5	9	—
Asset-backed securities	596	—	(92)	7	(61)	435	—	(306)	81	660	(102)
Other debt securities	—	—	—	10	—	6	—	(16)	—	—	—
Non-marketable equity securities	1,135	—	79	336	(32)	26	—	(14)	(199)	1,331	18
Total investments	$5,059	$—	$99	$954	$(2,054)	$1,842	$—	$(1,557)	$(482)	$3,861	$(109)
Loans	$2,166	$—	$(61)	$89	$(1,074)	$708	$219	$(813)	$(666)	$568	$26
Mortgage servicing rights	1,781	—	(36)	—	—	—	152	(20)	(313)	1,564	(21)
Other financial assets measured on a recurring basis	180	—	80	55	(47)	1	236	(133)	(338)	34	39
Liabilities
Interest-bearing deposits	$434	$—	$43	$322	$(309)	$—	$5	$—	$(116)	$293	$46
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,247	(6)	—	—	(150)	—	—	27	(281)	849	(12)
Trading account liabilities
Securities sold, not yet purchased	199	17	—	1,185	(109)	(70)	(41)	367	(337)	1,177	(43)
Other trading liabilities	—	—	—	1	—	—	—	—	—	1	—
Short-term borrowings	9	(16)	—	19	(37)	—	87	—	(52)	42	—
Long-term debt	7,543	(282)	—	3,792	(4,350)	—	4,845	(3)	(2,365)	9,744	(419)
Other financial liabilities measured on a recurring basis	14	—	(11)	2	(12)	(8)	12	—	(11)	8	(13)

(1)
Changes in fair value for available-for-sale investments are recorded in AOCI, unless related to other-than-temporary impairment, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and AOCI for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2016.

(4)	Total Level 3 trading derivative assets and liabilities have been netted in these tables for presentation purposes only.

		Net realized/unrealized gains (losses) included in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2014	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2015
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$3,398	$(147)	$—	$279	$(2,856)	$784	$—	$—	$(121)	$1,337	$(5)
Trading non-derivative assets
Trading mortgage-backed securities
U.S. government-sponsored agency guaranteed	1,085	24	—	872	(1,277)	796	—	(756)	—	744	(4)
Residential	2,680	254	—	370	(480)	1,574	—	(3,072)	—	1,326	(101)
Commercial	440	18	—	252	(157)	697	—	(733)	—	517	(7)
Total trading mortgage-backed securities	$4,205	$296	$—	$1,494	$(1,914)	$3,067	$—	$(4,561)	$—	$2,587	$(112)
U.S. Treasury and federal agency securities	$—	$—	$—	$2	$(1)	$1	$—	$(1)	$—	$1	$—
State and municipal	241	—	—	67	(35)	183	—	(105)	—	351	(7)
Foreign government	206	(10)	—	53	(100)	271	—	(169)	(54)	197	6
Corporate	820	111	—	186	(288)	802	—	(1,244)	(11)	376	(29)
Equity securities	2,219	547	—	344	(371)	1,377	—	(432)	—	3,684	464
Asset-backed securities	3,294	141	—	663	(282)	4,426	—	(5,503)	—	2,739	(174)
Other trading assets	4,372	180	—	968	(3,290)	2,504	51	(2,110)	(192)	2,483	(45)
Total trading non-derivative assets	$15,357	$1,265	$—	$3,777	$(6,281)	$12,631	$51	$(14,125)	$(257)	$12,418	$103
Trading derivatives, net(4)
Interest rate contracts	$(211)	$(492)	$—	$(124)	$15	$24	$—	$141	$152	$(495)	$553
Foreign exchange contracts	778	(245)	—	(11)	27	393	—	(381)	59	620	(12)
Equity contracts	(863)	148	—	(126)	66	496	—	(334)	(187)	(800)	41
Commodity contracts	(1,622)	(753)	—	214	(28)	—	—	—	328	(1,861)	(257)
Credit derivatives	(743)	555	—	9	61	1	—	(3)	427	307	442
Total trading derivatives, net(4)	$(2,661)	$(787)	$—	$(38)	$141	$914	$—	$(577)	$779	$(2,229)	$767
Investments
Mortgage-backed securities
U.S. government-sponsored agency guaranteed	$38	$—	$29	$171	$(118)	$62	$—	$(43)	$—	$139	$(2)
Residential	8	—	(1)	4	—	11	—	(18)	—	4	—
Commercial	1	—	—	4	(3)	—	—	—	—	2	—
Total investment mortgage-backed securities	$47	$—	$28	$179	$(121)	$73	$—	$(61)	$—	$145	$(2)
U.S. Treasury and federal agency securities	$6	$—	$—	$—	$—	$6	$—	$(8)	$—	$4	$—
State and municipal	2,180	—	(23)	834	(721)	842	—	(671)	(249)	2,192	9
Foreign government	678	—	45	(5)	(270)	601	—	(519)	(270)	260	(1)
Corporate	672	—	(7)	15	(52)	144	—	(134)	(35)	603	(4)
Equity securities	681	—	(22)	12	(14)	7	—	(540)	—	124	(120)
Asset-backed securities	549	—	(17)	45	(58)	202	—	(125)	—	596	14
Other debt securities	—	—	—	—	—	10	—	(10)	—	—	—
Non-marketable equity securities	1,460	—	(50)	76	6	5	—	(58)	(304)	1,135	26
Total investments	$6,273	$—	$(46)	$1,156	$(1,230)	$1,890	$—	$(2,126)	$(858)	$5,059	$(78)

		Net realized/unrealized gains (losses) included in		Transfers							Unrealized gains (losses) still held(3)
In millions of dollars	Dec. 31, 2014	Principal transactions	Other(1)(2)	into Level 3	out of Level 3	Purchases	Issuances	Sales	Settlements	Dec. 31, 2015
Loans	$3,108	$—	$(303)	$689	$(805)	$1,190	$461	$(807)	$(1,367)	$2,166	$24
Mortgage servicing rights	1,845	—	110	—	—	—	214	(38)	(350)	1,781	(390)
Other financial assets measured on a recurring basis	78	—	100	201	(66)	6	208	(85)	(262)	180	582
Liabilities
Interest-bearing deposits	$486	$—	$10	$1	$(1)	$—	$36	$—	$(78)	$434	$(154)
Federal funds purchased and securities loaned or sold under agreements to repurchase	1,043	(23)	—	—	—	—	—	302	(121)	1,247	134
Trading account liabilities
Securities sold, not yet purchased	424	88	—	311	(231)	—	—	385	(602)	199	(25)
Other trading liabilities	—	—	—	—	—	—	—	—	—	—	—
Short-term borrowings	344	11	—	23	(30)	—	1	—	(318)	9	(4)
Long-term debt	7,290	539	—	2,903	(3,958)	—	3,407	—	(1,560)	7,543	(347)
Other financial liabilities measured on a recurring basis	7	—	(11)	10	(4)	(5)	5	2	(12)	14	(4)

(1)
Changes in fair value of available-for-sale investments are recorded in AOCI, unless related to other-than-temporary impairment, while gains and losses from sales are recorded in Realized gains (losses) from sales of investments on the Consolidated Statement of Income.

(2)	Unrealized gains (losses) on MSRs are recorded in Other revenue on the Consolidated Statement of Income.

(3)
Represents the amount of total gains or losses for the period, included in earnings (and AOCI for changes in fair value of available-for-sale investments), attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at December 31, 2015.

(4)	Total Level 3 derivative assets and liabilities have been netted in these tables for presentation purposes only.

Level 3 Fair Value Rollforward
The following were the significant Level 3 transfers for the period December 31, 2015 to December 31, 2016:

•
Transfers of Equity securities of $4.0 billion from Level 3 to Level 2 included $3.2 billion of non-marketable equity securities and $0.5 billion of related partial economic hedging derivatives for which the portfolio valuation measurement exception under ASC 820-35-18D has been applied.  After application of the portfolio exception, the Company considers these items to be one valuation unit and measures the fair value of the net open risk position primarily based on recent market transactions where these instruments are traded concurrently.  Because the derivatives offset the significant unobservable exposure within the non-marketable equity securities, there were no remaining unobservable inputs deemed to be significant.

•
Transfers of U.S. government-sponsored agency guaranteed MBS in Trading account assets of $0.5 billion from Level 2 to Level 3, and of $1.1 billion from Level 3 to Level 2 primarily related to Agency Guaranteed MBS securities for which there were changes in volume of market quotations.

•
Transfers of other trading assets of $2.1 billion from Level 2 to Level 3, and of $2.7 billion from Level 3 to Level 2 primarily related to trading loans for which there were changes in volume of market quotations.

•
Transfers of Long-term debt of $3.8 billion from Level 2 to Level 3, and of $4.4 billion from Level 3 to Level 2, mainly related to structured debt, reflecting changes in the significance of unobservable inputs as well as certain underlying market inputs becoming less or more observable.

The following were the significant Level 3 transfers for the period December 31, 2014 to December 31, 2015:

•
Transfers of Federal funds sold and securities borrowed or purchased under agreements to resell of $2.9 billion from Level 3 to Level 2 related to shortening of the remaining tenor of certain reverse repos. There is more transparency and observability for repo curves used in the valuation of structured reverse repos with tenors up to five years; thus, these positions are generally classified as Level 2.

•
Transfers of U.S. government-sponsored agency guaranteed MBS in Trading account assets of $0.9 billion from Level 2 to Level 3, and of $1.3 billion from Level 3 to Level 2 primarily related to changes in observability due to market trading activity.

•
Transfers of other trading assets of $1.0 billion from Level 2 to Level 3, and of $3.3 billion from Level 3 to Level 2 primarily related to trading loans for which there were changes in volume of and transparency into market quotations.

•
Transfers of Long-term debt of $2.9 billion from Level 2 to Level 3, and of $4.0 billion from Level 3 to Level 2, mainly related to structured debt, reflecting certain unobservable inputs becoming less significant and certain underlying market inputs being more observable.

Valuation Techniques and Inputs for Level 3 Fair Value Measurements
The Company’s Level 3 inventory consists of both cash
instruments and derivatives of varying complexity. The
valuation methodologies used to measure the fair value of
these positions include discounted cash flow analysis, internal models and comparative analysis. A position is classified
within Level 3 of the fair value hierarchy when at least one input is unobservable and is considered significant to its
valuation. The specific reason an input is deemed
unobservable varies. For example, at least one significant
input to the pricing model is not observable in the market, at least one significant input has been adjusted to make it more representative of the position being valued, or the price quote available does not reflect sufficient trading activities.
The following tables present the valuation techniques covering the majority of Level 3 inventory and the most significant unobservable inputs used in Level 3 fair value measurements. Differences between this table and amounts presented in the Level 3 Fair Value Rollforward table represent individually immaterial items that have been measured using a variety of valuation techniques other than those listed.
Valuation Techniques and Inputs for Level 3 Fair Value Measurements

As of December 31, 2016	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$1,496	Model-based	IR log-normal volatility	12.86%	75.50%	61.73%
Interest rate	(0.51)%	5.76%	2.80%
Mortgage-backed securities	$509	Price-based	Price	$5.50	$113.48	$61.74
368	Yield analysis	Yield	1.90%	14.54%	4.34%
State and municipal, foreign government, corporate and other debt securities	$3,308	Price-based	Price	$15.00	$103.60	$89.93
1,513	Cash flow	Credit spread	35 bps	600 bps	230 bps
Equity securities(5)	$69	Model-based	Price	$0.48	$104.00	$22.19
58	Price-based
Asset-backed securities	$2,454	Price-based	Price	$4.00	$100.00	$71.51
Non-marketable equity	$726	Price-based	Discount to price	—%	90.00%	13.36%
565	Comparables analysis	EBITDA multiples	6.80	x	10.10	x	8.62	x
Price-to-book ratio	0.32%	1.03%	0.87%
Price	$—	$113.23	$54.40
Derivatives—gross(6)
Interest rate contracts (gross)	$4,897	Model-based	IR log-normal volatility	1.00%	93.97%	62.72%
Mean reversion	1.00%	20.00%	10.50%
Foreign exchange contracts (gross)	$1,110	Model-based	Foreign exchange (FX) volatility	1.39%	26.85%	15.18%
134	Cash flow	Interest rate	(0.85)%	(0.49)%	(0.84)%
Credit spread	4 bps	657 bps	266 bps
IR-IR correlation	40.00%	50.00%	41.27%
IR-FX correlation	16.41%	60.00%	49.52%
Equity contracts (gross)(7)	$2,701	Model-based	Equity volatility	3.00%	97.78%	29.52%
Forward Price	69.05%	144.61%	94.28%
Equity-FX correlation	(60.70)%	28.20%	(26.28)%
Equity-IR correlation	(35.00)%	41.00%	(15.65)%
Yield Volatility	3.55%	14.77%	9.29%
Equity-equity correlation	(87.70)%	96.50%	67.45%
Commodity contracts (gross)	$2,955	Model-based	Forward price	35.74%	235.35%	119.99%
Commodity volatility	2.00%	32.19%	17.07%
Commodity correlation	(41.61)%	90.42%	52.85%

As of December 31, 2016	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
Credit derivatives (gross)	$2,786	Model-based	Recovery rate	20.00%	75.00%	39.75%
	1,403	Price-based	Credit correlation	5.00%	90.00%	34.27%
			Upfront Points	6.00%	99.90%	72.89%
			Price	$1.00	$167.00	$77.35
			Credit spread	3 bps	1,515 bps	256 bps
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$42	Model-based	Recovery rate	40.00%	40.00%	40.00%
			Redemption rate	3.92%	99.58%	74.69%
			Upfront Points	16.00%	20.50%	18.78%
Loans	$258	Price-based	Price	$31.55	$105.74	$56.46
	221	Yield Analysis	Yield	2.75%	20.00%	11.09%
	79	Model-based
Mortgage servicing rights	$1,473	Cash flow	Yield	4.20%	20.56%	9.32%
			WAL	3.53 years	7.24 years	5.83 years
Liabilities
Interest-bearing deposits	$293	Model-based	Mean Reversion	1.00%	20.00%	10.50%
			Forward price	98.79%	104.07%	100.19%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$849	Model-based	Interest rate	0.62%	2.19%	1.99%
Trading account liabilities
Securities sold, not yet purchased	$1,056	Model-based	IR Normal Volatility	12.86%	75.50%	61.73%
Short-term borrowings and long-term debt	$9,774	Model-based	Mean reversion	1.00%	20.00%	10.50%
			Commodity Correlation	(41.61)%	90.42%	52.85%
			Commodity Volatility	2.00%	32.19%	17.07%
			Forward price	69.05%	235.35%	103.28%

As of December 31, 2015	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$1,337	Model-based	IR log-normal volatility	29.02%	137.02%	37.90%
Interest rate	—%	2.03%	0.27%
Mortgage-backed securities	$1,287	Price-based	Price	$3.45	$109.21	$78.25
1,377	Yield analysis	Yield	0.50%	14.07%	4.83%
State and municipal, foreign government, corporate and other debt securities	$3,761	Price-based	Price	$—	$217.00	$79.41
1,719	Cash flow	Credit spread	20 bps	600 bps	251 bps
Equity securities(5)	$3,499	Model-based	WAL	1.5 years	1.5 years	1.5 years
Redemption rate	41.21%	41.21%	41.21%
Asset-backed securities	$3,075	Price-based	Price	$5.55	$100.21	$71.57
Non-marketable equity	$633	Comparables analysis	EBITDA multiples	6.80	x	10.80	x	9.05	x
473	Price-based	Discount to price	—%	90.00%	10.89%
Price-to-book ratio	0.19x	1.09x	0.60x
Price	$—	$132.78	$46.66
Derivatives—gross(6)
Interest rate contracts (gross)	$4,553	Model-based	IR log-normal volatility	17.41%	137.02%	37.60%
Mean reversion	(5.52)%	20.00%	0.71%

As of December 31, 2015	Fair value(1) (in millions)	Methodology	Input	Low(2)(3)	High(2)(3)	Weighted average(4)
Foreign exchange contracts (gross)	$1,326	Model-based	Foreign exchange (FX) volatility	0.38%	25.73%	11.63%
	275	Cash flow	Interest rate	7.50%	7.50%	7.50%
			Forward price	1.48%	138.09%	56.80%
			Credit spread	3 bps	515 bps	235 bps
			IR-IR correlation	(51.00)%	77.94%	32.91%
			IR-FX correlation	(20.30)%	60.00%	48.85%
Equity contracts (gross)(7)	$3,976	Model-based	Equity volatility	11.87%	49.57%	27.33%
			Equity-FX correlation	(88.17)%	65.00%	(21.09)%
			Equity forward	82.72%	100.53%	95.20%
			Equity-equity correlation	(80.54)%	100.00%	49.54%
Commodity contracts (gross)	$4,061	Model-based	Forward price	35.09%	299.32%	112.98%
			Commodity volatility	5.00%	83.00%	24.00%
			Commodity correlation	(57.00)%	91.00%	30.00%
Credit derivatives (gross)	$5,849	Model-based	Recovery rate	1.00%	75.00%	32.49%
	1,424	Price-based	Credit correlation	5.00%	90.00%	43.48%
			Price	$0.33	$101.00	$61.52
			Credit spread	1 bps	967 bps	133 bps
			Upfront points	7.00%	99.92%	66.75%
Nontrading derivatives and other financial assets and liabilities measured on a recurring basis (gross)(6)	$194	Model-based	Recovery rate	7.00%	40.00%	10.72%
			Redemption rate	27.00%	99.50%	74.80%
			Interest rate	5.26%	5.28%	5.27%
Loans	$750	Price-based	Yield	1.50%	4.50%	2.52%
	892	Model-based	Price	$—	$106.98	$40.69
	524	Cash flow	Credit spread	29 bps	500 bps	105 bps
Mortgage servicing rights	$1,690	Cash flow	Yield	—%	23.32%	6.83%
			WAL	3.38 years	7.48 years	5.50 years
Liabilities
Interest-bearing deposits	$434	Model-based	Equity-IR correlation	23.00%	39.00%	34.51%
			Forward price	35.09%	299.32%	112.72%
			Commodity correlation	(57.00)%	91.00%	30.00%
			Commodity volatility	5.00%	83.00%	24.00%
Federal funds purchased and securities loaned or sold under agreements to repurchase	$1,245	Model-based	Interest rate	1.27%	2.02%	1.92%
Trading account liabilities
Securities sold, not yet purchased	$152	Price-based	Price	$—	$217.00	$87.78
Short-term borrowings and long-term debt	$7,004	Model-based	Mean reversion	(5.52)%	20.00%	7.80%
			Equity volatility	9.55%	42.56%	22.26%
			Equity forward	82.72%	100.80%	94.48%
			Equity-equity correlation	(80.54)%	100.00%	49.16%
			Forward price	35.09%	299.32%	106.32%
			Equity-FX correlation	(88.20)%	56.85%	(31.76)%

(1)	The fair value amounts presented in these tables represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Some inputs are shown as zero due to rounding.

(3)	When the low and high inputs are the same, there is either a constant input applied to all positions, or the methodology involving the input applies to only one large position.

(4)	Weighted averages are calculated based on the fair values of the instruments.

(5)	For equity securities, the price and fund NAV inputs are expressed on an absolute basis, not as a percentage of the notional amount.

(6)	Both trading and nontrading account derivatives—assets and liabilities—are presented on a gross absolute value basis.

(7)	Includes hybrid products.
Sensitivity to Unobservable Inputs and Interrelationships between Unobservable Inputs
The impact of key unobservable inputs on the Level 3 fair value measurements may not be independent of one another. In addition, the amount and direction of the impact on a fair value measurement for a given change in an unobservable input depends on the nature of the instrument as well as whether the Company holds the instrument as an asset or a liability. For certain instruments, the pricing, hedging and risk management are sensitive to the correlation between various inputs rather than on the analysis and aggregation of the individual inputs.
The following section describes the sensitivities and interrelationships of the most significant unobservable inputs used by the Company in Level 3 fair value measurements.

Correlation
Correlation is a measure of the extent to which two or more variables change in relation to each other. A variety of correlation-related assumptions are required for a wide range of instruments, including equity and credit baskets, foreign-exchange options, CDOs backed by loans or bonds, mortgages, subprime mortgages and many other instruments. For almost all of these instruments, correlations are not observable in the market and must be calculated using historical information. Estimating correlation can be especially difficult where it may vary over time. Calculating correlation information from market data requires significant assumptions regarding the informational efficiency of the market (for example, swaption markets). Changes in correlation levels can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature. A change in the default correlation of the fair value of the underlying bonds comprising a CDO structure would affect the fair value of the senior tranche. For example, an increase in the default correlation of the underlying bonds would reduce the fair value of the senior tranche, because highly correlated instruments produce larger losses in the event of default and a part of these losses would become attributable to the senior tranche. That same change in default correlation would have a different impact on junior tranches of the same structure.

Volatility
Volatility represents the speed and severity of market price changes and is a key factor in pricing options. Typically, instruments can become more expensive if volatility increases. For example, as an index becomes more volatile, the cost to Citi of maintaining a given level of exposure increases because more frequent rebalancing of the portfolio is required. Volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. The general relationship between changes in the value of a portfolio to changes in volatility also depends on changes in interest rates and the level of the underlying index. Generally, long option positions (assets) benefit from increases in volatility, whereas short option positions (liabilities) will suffer losses. Some instruments are more sensitive to changes in volatility than others. For example, an at-the-money option would experience a larger percentage change in its fair value than a deep-in-the-money option. In addition, the fair value of an option with more than one underlying security (for example, an option on a basket of bonds) depends on the volatility of the individual underlying securities as well as their correlations.

Yield
In some circumstances, the yield of an instrument is not observable in the market and must be estimated from historical data or from yields of similar securities. This estimated yield may need to be adjusted to capture the characteristics of the security being valued. In other situations, the estimated yield may not represent sufficient market liquidity and must be adjusted as well. Whenever the amount of the adjustment is significant to the value of the security, the fair value measurement is classified as Level 3.
Adjusted yield is generally used to discount the projected future principal and interest cash flows on instruments, such as asset-backed securities. Adjusted yield is impacted by changes in the interest rate environment and relevant credit spreads.

Prepayment
Voluntary unscheduled payments (prepayments) change the future cash flows for the investor and thereby change the fair value of the security. The effect of prepayments is more pronounced for residential mortgage-backed securities. An increase in prepayments—in speed or magnitude—generally creates losses for the holder of these securities. Prepayment is generally negatively correlated with delinquency and interest rate. A combination of low prepayment and high delinquencies amplify each input’s negative impact on mortgage securities’ valuation. As prepayment speeds change, the weighted average life of the security changes, which impacts the valuation either positively or negatively, depending upon the nature of the security and the direction of the change in the weighted average life.

Recovery
Recovery is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. The recovery rate impacts the valuation of credit securities. Generally, an increase in the recovery rate assumption increases the fair value of the security. An increase in loss severity, the inverse of the recovery rate, reduces the amount of principal available for distribution and, as a result, decreases the fair value of the security.

Credit Spread
Credit spread is a component of the security representing its credit quality. Credit spread reflects the market perception of changes in prepayment, delinquency and recovery rates, therefore capturing the impact of other variables on the fair value. Changes in credit spread affect the fair value of securities differently depending on the characteristics and maturity profile of the security. For example, credit spread is a more significant driver of the fair value measurement of a high yield bond as compared to an investment grade bond. Generally, the credit spread for an investment grade bond is also more observable and less volatile than its high yield counterpart.

Qualitative Discussion of the Ranges of Significant Unobservable Inputs
The following section describes the ranges of the most significant unobservable inputs used by the Company in Level 3 fair value measurements. The level of aggregation and the diversity of instruments held by the Company lead to a wide range of unobservable inputs that may not be evenly distributed across the Level 3 inventory.

Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Generally, same-asset correlation inputs have a narrower range than cross-asset correlation inputs. However, due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.

Volatility
Similar to correlation, asset-specific volatility inputs vary widely by asset type. For example, ranges for foreign exchange volatility are generally lower and narrower than equity volatility. Equity volatilities are wider due to the nature of the equities market and the terms of certain exotic instruments. For most instruments, the interest rate volatility input is on the lower end of the range; however, for certain structured or exotic instruments (such as market-linked deposits or exotic interest rate derivatives), the range is much wider.

Yield
Ranges for the yield inputs vary significantly depending upon the type of security. For example, securities that typically have lower yields, such as municipal bonds, will fall on the lower end of the range, while more illiquid securities or securities with lower credit quality, such as certain residual tranche asset-backed securities, will have much higher yield inputs.

Credit Spread
Credit spread is relevant primarily for fixed income and credit instruments; however, the ranges for the credit spread input can vary across instruments. For example, certain fixed income instruments, such as certificates of deposit, typically have lower credit spreads, whereas certain derivative instruments with high-risk counterparties are typically subject to higher credit spreads when they are uncollateralized or have a longer tenor. Other instruments, such as credit default swaps, also have credit spreads that vary with the attributes of the underlying obligor. Stronger companies have tighter credit spreads, and weaker companies have wider credit spreads.

Price
The price input is a significant unobservable input for certain fixed income instruments. For these instruments, the price input is expressed as a percentage of the notional amount, with a price of $100 meaning that the instrument is valued at par. For most of these instruments, the price varies between zero to $100, or slightly above $100. Relatively illiquid assets that have experienced significant losses since issuance, such as certain asset-backed securities, are at the lower end of the range, whereas most investment grade corporate bonds will fall in the middle to the higher end of the range. For certain structured debt instruments with embedded derivatives, the price input may be above $100 to reflect the embedded features of the instrument (for example, a step-up coupon or a conversion option).
The price input is also a significant unobservable input for certain equity securities; however, the range of price inputs varies depending on the nature of the position, the number of shares outstanding and other factors.

Mean Reversion
A number of financial instruments require an estimate of the rate at which the interest rate reverts to its long-term average. Changes in this estimate can significantly affect the fair value of these instruments. However, sometimes there are insufficient external market data to calibrate this parameter, especially when pricing more complex instruments. The level of mean reversion affects the correlation between short- and long-term interest rates. The fair values of more complex instruments, such as Bermudan swaptions (options with multiple exercise dates) and constant maturity spread options or structured debts with these embedded features, are more sensitive to the changes in this correlation as compared to less complex instruments, such as caps and floors.
Items Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis and therefore are not included in the tables above. These include assets measured at cost that have been written down to fair value during the periods as a result of an impairment. In addition, these assets include loans held-for-sale and other real estate owned that are measured at the lower of cost or market.
The following table presents the carrying amounts of all assets that were still held for which a nonrecurring fair value measurement was recorded:

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2016
Loans held-for-sale	$5,802	$3,389	$2,413
Other real estate owned	75	15	60
Loans(1)	1,376	586	790
Total assets at fair value on a nonrecurring basis	$7,253	$3,990	$3,263

In millions of dollars	Fair value	Level 2	Level 3
December 31, 2015
Loans held-for-sale	$10,326	$6,752	$3,574
Other real estate owned	107	15	92
Loans(1)	1,173	836	337
Total assets at fair value on a nonrecurring basis	$11,606	$7,603	$4,003

(1)	Represents impaired loans held for investment whose carrying amount is based on the fair value of the underlying collateral, primarily real estate secured loans.

The fair value of loans held-for-sale is determined where possible using quoted secondary-market prices. If no such quoted price exists, the fair value of a loan is determined using quoted prices for a similar asset or assets, adjusted for the specific attributes of that loan. Fair value for the other real estate owned is based on appraisals. For loans whose carrying amount is based on the fair value of the underlying collateral, the fair values depend on the type of collateral. Fair value of the collateral is typically estimated based on quoted market prices if available, appraisals or other internal valuation techniques.
Where the fair value of the related collateral is based on an unadjusted appraised value, the loan is generally classified as Level 2. Where significant adjustments are made to the appraised value, the loan is classified as Level 3. Additionally, for corporate loans, appraisals of the collateral are often based on sales of similar assets; however, because the prices of similar assets require significant adjustments to reflect the unique features of the underlying collateral, these fair value measurements are generally classified as Level 3.
Valuation Techniques and Inputs for Level 3 Nonrecurring Fair Value Measurements
The following tables present the valuation techniques covering the majority of Level 3 nonrecurring fair value measurements and the most significant unobservable inputs used in those measurements:

As of December 31, 2016	Fair value(1) (in millions)	Methodology	Input	Low(2)	High	Weighted average(3)
Loans held-for-sale	$2,413	Price-based	Price	$—	$100.00	$93.08
Other real estate owned	$59	Price-based	Discount to price(4)	0.34%	13.00%	3.10%
			Price	$64.65	$74.39	$66.21
Loans(5)	$431	Cashflow	Price	$3.25	$105.00	$59.61
	197	Recovery Analysis	Forward Price	$2.90	$210.00	$156.78
	135	Price-based	Discount to price(4)	0.25%	13.00%	8.34%
			Appraised Value	$25.80	$26,400,000	$6,462,735

As of December 31, 2015	Fair value(1) (in millions)	Methodology	Input	Low(2)	High	Weighted average(3)
Loans held-for-sale	$3,486	Price-based	Price	$—	$100.00	$81.05
Other real estate owned	90	Price-based	Discount to price(4)	0.34%	13.00%	2.86%
	2		Appraised value	$—	$8,518,230	$3,813,045
Loans(5)	$157	Recovery analysis	Recovery rate	11.79%	60.00%	23.49%
	87	Price-based	Discount to price(4)	13.00%	34.00%	7.99%

(1)	The fair value amounts presented in this table represent the primary valuation technique or techniques for each class of assets or liabilities.

(2)	Some inputs are shown as zero due to rounding.

(3)	Weighted averages are calculated based on the fair values of the instruments.

(4)	Represents loans held for investment whose carrying amounts are based on the fair value of the underlying collateral.

(5)	Includes estimated costs to sell.

Nonrecurring Fair Value Changes
The following table presents total nonrecurring fair value measurements for the period, included in earnings, attributable to the change in fair value relating to assets that were still held:

Year ended December 31,
In millions of dollars	2016
Loans held-for-sale	$(2)
Other real estate owned	(5)
Loans(1)	(105)
Total nonrecurring fair value gains (losses)	$(112)

Year ended December 31,
In millions of dollars	2015
Loans held-for-sale	$(79)
Other real estate owned	(17)
Loans(1)	(142)
Total nonrecurring fair value gains (losses)	$(238)

(1)	Represents loans held for investment whose carrying amount is based on the fair value of the underlying collateral, primarily real estate loans.
Estimated Fair Value of Financial Instruments Not Carried at Fair Value
The following table presents the carrying value and fair value of Citigroup’s financial instruments that are not carried at fair value. The table therefore excludes items measured at fair value on a recurring basis presented in the tables above.
The disclosure also excludes leases, affiliate investments, pension and benefit obligations, certain insurance contracts and tax-related items. Also, as required, the disclosure excludes the effect of taxes, any premium or discount that could result from offering for sale at one time the entire holdings of a particular instrument, excess fair value associated with deposits with no fixed maturity, and other expenses that would be incurred in a market transaction. In addition, the table excludes the values of non-financial assets and liabilities, as well as a wide range of franchise, relationship and intangible values, which are integral to a full assessment of Citigroup’s financial position and the value of its net assets.
The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of short-term financial instruments not accounted for at fair value, as well as receivables and payables arising in the ordinary course of business, approximates fair value because of the relatively short period of time between their origination and expected realization. Quoted market prices are used when available for investments and for liabilities, such as long-term debt not carried at fair value. For loans not accounted for at fair value, cash flows are discounted at quoted secondary market rates or estimated market rates if available. Otherwise, sales of comparable loan portfolios or current market origination rates for loans with similar terms and risk characteristics are used. Expected credit losses are either embedded in the estimated future cash flows or incorporated as an adjustment to the discount rate used. The value of collateral is also considered. For liabilities such as long-term debt not accounted for at fair value and without quoted market prices, market borrowing rates of interest are used to discount contractual cash flows.

	December 31, 2016		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$52.1	$52.0	$0.8	$48.6	$2.6
Federal funds sold and securities borrowed or purchased under agreements to resell	103.6	103.6	—	98.5	5.1
Loans(1)(2)	607.0	604.5	—	7.0	597.5
Other financial assets(2)(3)	215.2	215.9	8.2	153.6	54.1
Liabilities
Deposits	$928.2	$927.6	$—	$789.7	$137.9
Federal funds purchased and securities loaned or sold under agreements to repurchase	108.2	108.2	—	107.8	0.4
Long-term debt(4)	179.9	185.5	—	156.5	29.0
Other financial liabilities(5)	115.3	115.3	—	16.2	99.1

	December 31, 2015		Estimated fair value
	Carrying value	Estimated fair value
In billions of dollars			Level 1	Level 2	Level 3
Assets
Investments	$41.7	$42.0	$3.5	$36.4	$2.1
Federal funds sold and securities borrowed or purchased under agreements to resell	81.7	81.7	—	77.4	4.3
Loans(1)(2)	597.5	599.4	—	6.0	593.4
Other financial assets(2)(3)	186.5	187.2	6.9	126.2	54.1
Liabilities
Deposits	$906.3	$896.7	$—	$749.4	$147.3
Federal funds purchased and securities loaned or sold under agreements to repurchase	109.7	109.7	—	109.4	0.3
Long-term debt(4)	176.0	180.8	—	153.8	27.0
Other financial liabilities(5)	97.6	97.6	—	18.0	79.6

(1)
The carrying value of loans is net of the Allowance for loan losses of $12.1 billion for December 31, 2016 and $12.6 billion for December 31, 2015. In addition, the carrying values exclude $1.9 billion and $2.4 billion of lease finance receivables at December 31, 2016 and December 31, 2015, respectively.

(2)	Includes items measured at fair value on a nonrecurring basis.

(3)
Includes cash and due from banks, deposits with banks, brokerage receivables, reinsurance recoverable and other financial instruments included in Other assets on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

(4)	The carrying value includes long-term debt balances under qualifying fair value hedges.

(5)
Includes brokerage payables, short-term borrowings (carried at cost) and other financial instruments included in Other liabilities on the Consolidated Balance Sheet, for all of which the carrying value is a reasonable estimate of fair value.

Fair values vary from period to period based on changes in a wide range of factors, including interest rates, credit quality and market perceptions of value, and as existing assets and liabilities run off and new transactions are entered into. The estimated fair values of loans reflect changes in credit status since the loans were made, changes in interest rates in the case of fixed-rate loans, and premium values at origination of certain loans.
The estimated fair values of the Company’s corporate unfunded lending commitments at December 31, 2016 and December 31, 2015 were liabilities of $5.2 billion and $7.0 billion, respectively, substantially all of which are classified as Level 3. The Company does not estimate the fair values of consumer unfunded lending commitments, which are generally cancelable by providing notice to the borrower.